Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000169915
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Core Fund
Accumulated Value	$ 10,000		$ 10,968	$ 11,665	$ 11,235	$ 12,742	$ 13,186	$ 14,216	$ 11,283	$ 12,516	$ 15,637	$ 17,726
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,559	10,683	10,464	11,462	12,108	11,957	9,472	9,635	10,554	11,154
FEDERATED INDEX: Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Accumulated Value	$ 10,000		$ 11,475	$ 12,458	$ 11,857	$ 12,848	$ 12,731	$ 13,501	$ 10,690	$ 12,003	$ 15,020	$ 17,039